Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transaction [Line Items]
Related Party Transactions
17. RELATED PARTY TRANSACTIONS
Transactions with UMD and Duke
As described in Note 7—Agreements with UMD and Duke, the Company entered into a License Agreement and Option Agreement with UMD and Duke whereby the Company, in the normal course of business, has licensed certain intellectual property and, in the case of the Amendment to the Duke and UMD Option Agreement, has purchased research and development services. The Company considers these agreements to be related party transactions because during 2021 and 2020, the Company’s
Co-founder
and Chief Technology Officer served as a professor at Duke and the Company’s
Co-founder
and Chief Scientist served as a professor at the UMD. During 2021, the Company’s Chief Scientist moved to Duke and each, in their role as professors at Duke, are leading the research subject to the License Agreement and Option Agreement with Duke as of December 31, 2021.
In addition, the Company entered into an amendment to its operating lease for office space with the UMD. The lease was amended with UMD in March 2020 to extend the terms of the agreement for the existing premise and lease additional expansion premise and was amended in December 2020 to provide additional rent adjustments. Refer to Note 15 – Leases, for additional information regarding the Company’s leases.
In September 2021, the Company entered into a multiyear deal with UMD to provide certain quantum computing services and facility access related to the National Quantum Lab at UMD in exchange for payments totaling $14 million over 3 years.

The Company’s results from transactions with UMD and Duke, as reflected in the Consolidated Statements of Operations are detailed below (in thousands):

	Year Ended December 31,
	2021	2020
Revenue	1,179	—
Cost of Revenue	35	—
Research and Development	1,949	247
Sales and Marketing	8	—
General and administrative	218	35
The Company has the following balances related to transactions with UMD and Duke, as reflected in the Consolidated Balance Sheets:

	Year Ended December 31,
	2021	2020
Assets
Prepaid expenses and other current assets	612	1,013
Operating lease right-of-use asset	4,032	4,296
Other noncurrent assets	1,845	2,365
Liabilities
Accounts payable	54	5
Current operating lease liabilities	568	495
Unearned revenue	2,821	—
Non-current operating lease liabilities	3,643	3,776